Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivatives
Financial Instruments
Liabilities at fair value	$ 413,188
Open-Ended Fund
Financial Instruments
Assets at fair value	817,332	$ 784,769
Publicly Traded Equity Instruments
Financial Instruments
Assets at fair value	2,608,027	1,709,942
Derivatives
Financial Instruments
Assets at fair value		2,001,051
Recurring basis
Financial Instruments
Assets at fair value		4,495,762
Recurring basis | Derivatives
Financial Instruments
Liabilities at fair value	413,188
Recurring basis | FVOCIL
Financial Instruments
Assets at fair value	3,425,359
Recurring basis | Open-Ended Fund | FVOCIL
Financial Instruments
Assets at fair value	817,332	784,769
Recurring basis | Publicly Traded Equity Instruments | FVOCIL
Financial Instruments
Assets at fair value	2,608,027	1,709,942
Recurring basis | Derivatives
Financial Instruments
Assets at fair value		2,001,051
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis
Financial Instruments
Assets at fair value		1,709,942
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | FVOCIL
Financial Instruments
Assets at fair value	2,608,027
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Publicly Traded Equity Instruments | FVOCIL
Financial Instruments
Assets at fair value	2,608,027	1,709,942
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis
Financial Instruments
Assets at fair value		2,785,820
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivatives
Financial Instruments
Liabilities at fair value	413,188
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | FVOCIL
Financial Instruments
Assets at fair value	817,332
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Open-Ended Fund | FVOCIL
Financial Instruments
Assets at fair value	$ 817,332	784,769
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivatives
Financial Instruments
Assets at fair value		$ 2,001,051